Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Period	Dec. 31, 2024 USD ($)
Related Party Transactions [Abstract]
Minimum related party loan	$ 120
Loans and Leases Receivable, Related Parties [Roll Forward]
Total loans at January 1, 2025	16,131
New loans	3
Repayments	(805)
Other changes	(162)
Total loans at December 31, 2025	$ 15,167
Related Party Transactions [Abstract]
Number of reporting period of loan | Period	1
Principal Officers, Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Related party deposit liabilities	$ 19,686	$ 22,847
Directors and their Affiliates [Member]
Related Party Transactions [Abstract]
Notes payable to related parties	$ 2,601	$ 2,501
Directors and their Affiliates [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Interest rate	4.25%
Debt instrument, term	8 months
Directors and their Affiliates [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Interest rate	5.25%
Debt instrument, term	14 months